Acquisitions and Divestitures - Additional Information (Detail) £ in Millions, $ in Millions, $ in Millions	3 Months Ended					9 Months Ended
	Jul. 31, 2022 CAD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 CAD ($)	Dec. 20, 2021 USD ($)	Nov. 08, 2021 CAD ($)	Nov. 08, 2021 GBP (£)
Statement [Line Items]
Tax expense	$ 326		$ 1,607		$ 689	$ 2,895		$ 1,864
Changes in fair value of forward contracts		$ (4)					$ (68)
Floating interest rate [member]
Statement [Line Items]
Gain loss on investment		(983)					2,967
Debt instrument recognized at amortized costs		$ 38					$ 205
Bank Of The West [Member]
Statement [Line Items]
Capital at Closing									$ 2,900
Acquisition of business, net consideration									13,400
Consideration in cash									$ 16,300
EMEA And US Assets Management [Member]
Statement [Line Items]
Consideration in cash										$ 1,038	£ 615
Assets derecognized amount										1,779
Liabilities derecognized amount										$ 527
Gain loss recorded from reclassification of foreign currency translation from accumualted other comprehensive income in equity to net income				$ 29
Tax expense				$ 22